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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page



Report for the Calendar Year or Quarter Ended:             March 31, 2000


Check here if Amendment   [  ]             Amendment Number:
                                                                     -----------
   This Amendment (Check only one.):      [  ] is a restatement
                                          [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     MSD   Capital, L.P.
         ----------------------------------------
Address:  780 Third Avenue, 43rd Floor
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          New York, NY  10017
         ----------------------------------------

Form 13F File Number:    28-  5391
                              -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc R. Lisker, Esq.
       ------------------------------------------------------
Title: General Counsel, MSD Capital, L.P.
       ------------------------------------------------------
Phone: (212) 303-1668
       ------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/  Marc R. Lisker                                   New York, NY                        May 12, 2000
--------------------------------------             -----------------------------------        --------------------
            (Signature)                                      (City, State)                           (Date)

Report Type ( Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

       I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       0
                                                ---------------------
Form 13F Information Table Entry Total:                  2
                                                ---------------------
Form 13F Information Table Value Total:               $39,253        (thousands)
                                                ---------------------


PURSUANT TO RULE 24-b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE


---------------------------------------------------------------------------------------------------------------------------
              Column 1            Column 2               Column 3         Column 4                    Column 5
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         Name of Issuer           Title of                CUSIP            Value          Shrs or       SH/PRN    Put/Call
                                   Class                                 (x $1,000)       prn amt
---------------------------------------------------------------------------------------------------------------------------
MCKESSON HBOC INC                   COM                 58155Q103          38,136        1,816,000        SH
---------------------------------------------------------------------------------------------------------------------------
LANTE CORP                          COM                 516540101          1,117           36,776         SH
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
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              Column 1            Column 6      Column 7                    Column 8
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                                                                        Voting Authority
                                                             -----------------------------------------

         Name of Issuer          Investment      Other          Sole         Shared         None
                                 Discretion     Managers
------------------------------------------------------------------------------------------------------
MCKESSON HBOC INC                   SOLE                     1,816,000         0             0
------------------------------------------------------------------------------------------------------
LANTE CORP                          SOLE                       36,776          0             0
------------------------------------------------------------------------------------------------------



PURSUANT TO RULE 24-b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.